Financial Instruments - Disclosure of Loss Allowance for Accounts Receivables (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Opening loss allowance at 1 January	R$ (170)	R$ (149)
Increase in accounts receivable allowance recognized in profit or loss	4	(21)
Closing loss allowance at 31 December	R$ (166)	R$ (170)